Employee Compensation - Share-Based Compensation	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Employee Compensation - Share-Based Compensation

Note 20: Employee Compensation – Share-Based Compensation
Stock Option Plan
We maintain a Stock Option Plan for designated officers and employees. Options are granted at an exercise price equal to the closing price of our common shares on the day before the grant date. Stock options granted vest in equal tranches of 50% on the third and fourth anniversaries of their grant date. Each tranche is treated as a separate award with a different vesting period. In general, options expire 10 years from their grant date.
We determine the fair value of stock options on their grant date and record this amount as compensation expense over the period that the stock options vest, with a corresponding increase to contributed surplus. When these stock options are exercised, we issue shares and record the amount of proceeds, together with the amount recorded in contributed surplus, in share capital. The estimated grant date fair value of stock options granted to employees who are eligible to retire is expensed at the date of grant.
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2020		2019		2018
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	6,108,307	76.59	6,095,201	72.19	7,525,296	72.05
Granted	976,087	101.47	931,047	89.90	705,398	100.63
Exercised	563,613	61.89	902,651	60.21	1,513,307	58.40
Forfeited/cancelled	34,052	97.10	4,756	98.96	152,417	86.85
Expired	40,619	82.78	10,534	103.79	469,769	153.40
Outstanding at end of year	6,446,110	81.50	6,108,307	76.59	6,095,201	72.19
Exercisable at end of year	3,595,744	69.16	3,507,803	64.57	3,782,481	61.39
Available for grant	13,575,259		2,487,645		3,405,239

(1)
The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2020, October 31, 2019 and October 31, 2018, respectively. For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date
,
respectively.

Employee compensation expense related to this plan for the years ended October 31, 2020, 2019 and 2018 was $9 million, $9 million and $7 million before tax, respectively ($8 million, $8 million and $7 million after tax, respectively).
The intrinsic value of a stock option grant is the difference between the current market price of our common shares and the strike price of the option. The aggregate intrinsic value of stock options outstanding at October 31, 2020, 2019 and 2018 was $42 million, $130 million and $162 million, respectively. The aggregate intrinsic value of stock options exercisable at October 31, 2020, 2019 and 2018 was $42 million, $116 million and $140 million, respectively.
Options outstanding and exercisable at October 31, 2020 by range of exercise price were as follows:

(Canadian $, except as noted)						2020
		Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price
$50.01 to $60.00	866,275	0.9	56.37	866,275	0.9	56.37
$60.01 to $70.00	1,394,952	2.6	64.53	1,394,952	2.6	64.53
$70.01 to $80.00	1,009,522	4.7	77.57	1,009,522	4.7	77.57
$80.01 to $90.00	909,310	8.1	89.90	–	–	–
$90.01 and over	2,266,051	7.7	99.93	324,995	6.1	96.94

The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2020	2019	2018
Unrecognized compensation cost for non-vested stock option awards	7	6	5
Total intrinsic value of stock options exercised	18	36	67
Cash proceeds from stock options exercised	35	54	88
Weighted-average share price for stock options exercised (in dollars)	94.44	99.84	102.55
The fair value of options granted was estimated using a binomial option pricing model. The weighted-average fair value of options granted during the years ended October 31, 2020, 2019 and 2018 was $9.46, $10.23 and $11.30, respectively. To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2020	2019	2018
Expected dividend yield	4.3%	5.7%	4.1%
Expected share price volatility	15.4%	20.0% – 20.1%	17.0% – 17.3%
Risk-free rate of return	1.9% – 2.0%	2.5%	2.1%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0
Changes to the input assumptions can result in different fair value estimates.
Expected dividend yield is based on market expectations of future dividends on our common shares. Expected share price volatility is determined based on the market consensus implied volatility for traded options on our common shares. The risk-free rate is based on the yields of a Canadian swap curve with maturities similar to the expected period until exercise of the options. The weighted-average exercise price on the grant date for the years ended October 31, 2020, 2019 and 2018 was $101.47, $89.90 and $100.63, respectively.
Other Share-Based Compensation
Share Purchase Plans
We offer various employee share purchase plans. The largest of these plans provides employees with the option of directing a portion of their gross salary toward the purchase of our common shares. We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $100,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately. The shares held in the employee share purchase plan are purchased on the open market and are considered outstanding for purposes of computing earnings per share. The dividends earned on our common shares held by the plan are used to purchase additional common shares on the open market.
We account for our contributions as employee compensation expense when they are contributed to the plan.
Employee compensation expense related to these plans for the years ended October 31, 2020, 2019 and 2018 was $58 million, $54 million and $51 million, respectively. There were 19.2 million, 18.0 million and 17.8 million common shares held in these plans for the years ended October 31, 2020, 2019 and 2018, respectively.
Compensation Trusts
We sponsor various share ownership arrangements, certain of which are administered through trusts into which our matching contributions are paid.
We are not required to consolidate our compensation trusts. The assets held by the trusts are not included in our consolidated financial statements.
Total assets held under our share ownership arrangements amounted to $1,523 million as at October 31, 2020 ($1,752 million in 2019).
Mid-Term
Incentive Plans
We offer
mid-term
incentive plans for executives and certain senior employees. Payment amounts are adjusted to reflect reinvested dividends and changes in the market value of our common shares. Depending on the plan, the recipient receives either a single cash payment at the end of the three-year period of the plan, or cash payments over the three years of the plan. As the awards are cash settled, they are recorded as liabilities. Amounts payable under such awards are recorded as compensation expense over the vesting period. Amounts related to units granted to employees who are eligible to retire are expensed at the time of grant. Subsequent changes in the fair value of the liability are recorded in compensation expense in the period in which they arise.
Mid-term
incentive plan units granted during the years ended October 31, 2020, 2019 and 2018 totalled 5.7 million, 6.3 million and 5.9 million, respectively.

The grant date fair value of these awards as at October 31, 2020, 2019 and 2018 was $568 million, $616 million and $581 million, respectively, for which we recorded employee compensation expense of $363 million, $610 million and $595 million before tax, respectively ($269 million, $448 million and $437 million after tax, respectively). We hedge the impact of the change in market value of our common shares by entering into total return swaps. We also enter into foreign currency swaps to manage the foreign exchange translation from our U.S. businesses. Gains

(losses)
on total return swaps and foreign currency swaps recognized for the years ended October 31, 2020, 2019 and 2018 were $(175) million, $20 million and $51 million, respectively, resulting in net employee compensation expense of $538 million, $590 million and $544 million, respectively.
A total of 17.0 million, 17.2 million and 17.1 million
mid-term
incentive plan units were outstanding as at October 31, 2020, 2019 and 2018, respectively, and the intrinsic value of those awards which had vested was $1,019 million, $1,251 million and $1,269 million, respectively. Cash payments made in relation to these liabilities were $635 million, $642 million and $598 million, respectively.
Deferred Incentive Plans
We offer deferred incentive plans for members of our Board of Directors, executives and key employees in BMO Capital Markets and Wealth Management. Under these plans, fees, annual incentive payments and/or commissions can be deferred as share units of our common shares. These share units are either fully vested on the grant date or vest at the end of three years. The value of these share units is adjusted to reflect reinvested dividends and changes in the market value of our common shares.
Deferred incentive plan payments are paid in cash upon the participant’s departure from the bank.
Employee compensation expense for these plans is recorded in the year the fees, incentive payments and/or commissions are earned. Changes in the amount of the incentive plan payments as a result of dividends and share price movements are recorded as increases or decreases in employee compensation expense in the period of the change.
Deferred incentive plan units granted during the years ended October 31, 2020, 2019 and 2018 totalled 0.3 million, 0.3 million and 0.3 million, respectively, and the grant date fair value of these units was $23 million, $32 million and $33 million, respectively.
Liabilities related to these plans are recorded in other liabilities in our Consolidated Balance Sheet and totalled $379 million and $478 million as at October 31, 2020 and 2019, respectively. Payments made under these plans for the years ended October 31, 2020, 2019 and 2018 were $58 million, $59 million and $60 million, respectively.
Employee compensation expense related to these plans for the years ended October 31, 2020, 2019 and 2018 was $(62) million, $17 million and $27 million before tax, respectively
 ($
(46) million, $12 million and $20 million after tax, respectively). We have entered into derivative instruments to hedge our exposure related to these plans. Changes in the fair value of these derivatives are recorded as employee compensation expense in the period in which they arise. Gains

(losses)
on these derivatives recognized for the years ended October 31, 2020, 2019 and 2018 were $(67) million, $4 million and $8 million before tax, respectively. These gains

(losses)
 resulted in net employee compensation expense for the years ended October 31, 2020, 2019 and 2018 of $5 million, $13 million and $19 million before tax, respectively ($3 million, $10 million and $14 million after tax, respectively).
A total of 4.7 million, 4.8 million and 4.9 million deferred incentive plan units were outstanding as at October 31, 2020, 2019 and 2018, respectively.